Offerings	Nov. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	354,228
Proposed Maximum Offering Price per Unit	1.845
Maximum Aggregate Offering Price	$ 653,550.66
Fee Rate	0.0087%
Amount of Registration Fee	$ 56.86
Offering Note	Pursuant to Rule 416, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable to prevent dilution resulting from stock splits, stock dividends or similar transactions. The shares of Class A Common Stock registered hereby consist of (i) 30,438,310 shares of Class A common stock issuable upon conversion of 937,500 shares of the Company's Series D Convertible Preferred Stock, par value $0.0001 per share, representing 200% of the shares currently issuable upon conversion of the Series D Convertible Preferred Stock, assuming conversion at the Adjusted Floor Price as of August 31, 2026, issued pursuant to a securities purchase agreement dated August 5, 2026, (ii) 15,243,507 shares of Class A common stock issued or issuable to Secure Net Capital LLC pursuant to an equity purchase agreement dated August 5, 2026, providing for purchases of up to $15,000,000 of Class A common stock over a 36-month commitment period, including 48,702 commitment fee shares (or shares issuable upon exercise of pre-funded warrants) and up to 194,805 true-up commitment shares (or shares issuable upon exercise of pre-funded warrants) issuable thereunder, and (iii) 1,784,796 shares of Class A common stock issued or issuable to J.J. Astor & Co. upon conversion of amounts owed under the inventory finance agreement dated May 27, 2025, as amended and restated on November 3, 2025, and as further amended on April 1, 2026, consisting of 167,290 shares previously issued, 1,428,299 shares issuable upon conversion of the outstanding balance and 189,207 Make Whole Shares, for a total of 47,466,613 shares. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended. The proposed maximum offering price per unit and maximum aggregate offering price for the 47,112,385 previously registered shares are based on the average of the high and low price of the Registrant's common stock on September 18, 2026, as reported on the Nasdaq Stock Market LLC. For the 354,228 additional shares registered by this Amendment No. 2, the proposed maximum offering price per unit and maximum aggregate offering price are based on the average of the high and low price of the Registrant's common stock on November 9, 2026, as reported on the Nasdaq Stock Market LLC, pursuant to Rule 457(c). The previously paid registration fee was computed based on the average of the high and low price of the Registrant's common stock on September 18, 2026, for 47,112,385 shares registered in the initial filing on September 22, 2026.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	47,112,385
Proposed Maximum Offering Price per Unit	4.35
Maximum Aggregate Offering Price	$ 204,938,874.75
Amount of Registration Fee	$ 28,302.06
Offering Note	Pursuant to Rule 416, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable to prevent dilution resulting from stock splits, stock dividends or similar transactions. The shares of Class A Common Stock registered hereby consist of (i) 30,438,310 shares of Class A common stock issuable upon conversion of 937,500 shares of the Company's Series D Convertible Preferred Stock, par value $0.0001 per share, representing 200% of the shares currently issuable upon conversion of the Series D Convertible Preferred Stock, assuming conversion at the Adjusted Floor Price as of August 31, 2026, issued pursuant to a securities purchase agreement dated August 5, 2026, (ii) 15,243,507 shares of Class A common stock issued or issuable to Secure Net Capital LLC pursuant to an equity purchase agreement dated August 5, 2026, providing for purchases of up to $15,000,000 of Class A common stock over a 36-month commitment period, including 48,702 commitment fee shares (or shares issuable upon exercise of pre-funded warrants) and up to 194,805 true-up commitment shares (or shares issuable upon exercise of pre-funded warrants) issuable thereunder, and (iii) 1,784,796 shares of Class A common stock issued or issuable to J.J. Astor & Co. upon conversion of amounts owed under the inventory finance agreement dated May 27, 2025, as amended and restated on November 3, 2025, and as further amended on April 1, 2026, consisting of 167,290 shares previously issued, 1,428,299 shares issuable upon conversion of the outstanding balance and 189,207 Make Whole Shares, for a total of 47,466,613 shares. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended. The proposed maximum offering price per unit and maximum aggregate offering price for the 47,112,385 previously registered shares are based on the average of the high and low price of the Registrant's common stock on September 18, 2026, as reported on the Nasdaq Stock Market LLC. For the 354,228 additional shares registered by this Amendment No. 2, the proposed maximum offering price per unit and maximum aggregate offering price are based on the average of the high and low price of the Registrant's common stock on November 9, 2026, as reported on the Nasdaq Stock Market LLC, pursuant to Rule 457(c). The previously paid registration fee was computed based on the average of the high and low price of the Registrant's common stock on September 18, 2026, for 47,112,385 shares registered in the initial filing on September 22, 2026.